CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,514	$ 8,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138	101
Deferred tax benefit	(2,872)	262
Amortization of debt issuance costs, discounts and other	2,175	0
Changes in assets and liabilities, net and other:
Increase in trade and other receivables	(910)	(1,218)
Decrease in current assets and other	33	192
Increase (decrease) in accounts payable and other	7,275	(520)
Increase in income taxes payable	2,660	0
Increase in interest payable	108	0
Increase in customer deposits	6,547	9,279
Increase in accrued liabilities and deferred revenue	6,766	2,300
Total adjustments	21,920	10,396
Net cash used in operating activities	24,434	18,873
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment additions and other	(11)	0
Net cash provided by (used in) investing activities	(11)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from term loan	288,000	0
Issuance of note receivable from Parent	(288,000)	0
Payments of equipment loans	(45)	(60)
Dividend to Parent	(30,823)	(5,698)
Contribution from Parent	16,792	0
Net cash provided by financing activities	(14,076)	(5,758)
Net increase (decrease) in cash and cash equivalents	10,347	13,115
Cash and cash equivalents at beginning of period	38,932	14,593
Cash and cash equivalents at end of period	49,279	27,708
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION: Cash paid during the period for:
Interest	16,792	5
Income taxes	0	0
Non-cash financing activities:
Contribution receivable from Parent	108	0
Accretion on note receivable from Parent	$ 1,185	$ 0